DEBT OBLIGATIONS - Reconciliation of Cash Flows from Financing Activities from Debt Obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Borrowing [Roll Forward]
Debt obligations, beginning of period	$ 68,712
Debt obligation issuance, net of repayments	634
Non-cash changes in debt obligations
Debt from asset acquisitions	16
Assumed by purchaser	(80)
Amortization of deferred financing costs and (premium) discount	82
Foreign currency translation	(756)
Other	(27)
Debt obligations, end of period	$ 68,581